Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2020
Payables And Accruals [Abstract]
Accrued Expenses and Other Payables
(12)	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	December 31, 2019	December 31, 2020
	RMB	RMB
Refund liability*	8,919,239	13,411,410
Accrued payroll and welfare	22,821,689	18,987,415
Accrued test monitoring fees	2,432,153	2,432,153
Accrued professional services expenses	3,489,512	2,291,866
Income taxes payable	679,961	108,488
Other current liabilities	9,404,500	9,788,850
Total accrued expenses and other payables	47,747,054	47,020,182

Other current liabilities as of December 31, 2019 and 2020 mainly include lessees’ rental deposits, accrued traveling, meeting, outsourcing, advertising and other operating expenses.

*Refund liability represents the estimated amount of refund if a student decides to withdraw from the Group’s programs or services and is estimated based on historical experience.